BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 1,518	$ 1,865
Total assets	1,518	1,865
Current liabilities
Accounts payable and accrued liabilities	2,750	4,583
Total current liabilities	2,750	4,583
Long term liabilities
Loan payable (Note 5)	37,846	15,937
Total liabilities	40,596	20,520
Stockholders' deficiency (Note 6)
Common stock, $0.001 par value, 100,000,000 authorized shares (34,548,368 issued and outstanding as of December 31, 2019 and 2018)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(7,177,756)	(7,157,333)
Total stockholders' deficiency	(39,078)	(18,655)
Total liabilities and stockholders' deficiency	$ 1,518	$ 1,865